FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  1277 Treat Boulevard

                Suite 200

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  May 10, 2004



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  58


Form 13F Information Table Value Total:  174.201
                                        (thousands)



List of Other Included Managers:


NONE












                        FORM 13F INFORMATION TABLE

                     Title of            Value               Other
Name of Issuer        Class   Cusip     (x$1000) Shares Disc	Mgrs Voting
Government Agency   F Income  36213LNZ9  $200000 209    Sole None	Sole
Government Agency   F Income  36213LLQ1  $200000 211    Sole None	Sole
Citigroup Inc.      F Income  172967BH3  $200000 215    Sole None	Sole
US Government       F Income  912833GD6  $300000 264    Sole None	Sole
Genral Motors       F Income  37042DDD2  $270000 270    Sole None	Sole
Standard Bank       F Income  85339PB22  $400000 438    Sole None	Sole
Wachovia            F Income  92977BAL5  $400000 440    Sole None	Sole
Berkshire Hathaway  Common    84670108   $5	 467    Sole None	Sole
Automatic Data Proc Common    53015103   $98179	 4124   Sole None	Sole
Applied Materials   Common    38222105   $16337	 348    Sole None	Sole
Baxter Internationa Common    71813109   $145087 4482   Sole None	Sole
Berkshire Hathaway  Common    84670207   $2251	 7003   Sole None	Sole
BWC Financial       Common    56042104   $18840	 422    Sole None	Sole
Cisco Systems Inc.  Common    17275R102  $26144	 616    Sole None	Sole
Chevrontexaco Corp. Common    166764100  $56378	 4949   Sole None	Sole
Walt Disney         Preffered 254687106  $91315	 2461   Sole None	Sole
Walt Disney         Common    254687106  $178576 4463   Sole None	Sole
Barclays Global Inv ETF       464287234  $50297	 8827   Sole None	Sole
Barclays Global Inv ETF       464287465  $44629	 6320   Sole None	Sole
Barclays Global Inv ETF       464286848  $770330 8373   Sole None	Sole
Barclays Global Inv ETF       464286608  $4380	 267    Sole None	Sole
General Electric    Common    369604103  $130969 3997   Sole None	Sole
Hca Inc.            Common    404119109  $98075	 3984   Sole None	Sole
Home Depot          Common    437076102  $116668 4359   Sole None	Sole
General Motors      Preffered 370442766  $131380 3425   Sole None	Sole
"H&R Block, Inc."   Common    93671105   $83074	 4239   Sole None	Sole
Intl. Bus Machines  Common    459200101  $5102	 469    Sole None	Sole
Barclays Global Inv ETF       4642877564 $4565	 540    Sole None	Sole
Barclays Global Inv ETF       464287705  $72848	 8421   Sole None	Sole
Barclays Global Inv ETF       464287804  $68955	 9819   Sole None	Sole
Barclays Global Inv ETF       464287879  $159888 17106  Sole None	Sole
Intel Corp.         Common    458140100  $118194 3215   Sole None	Sole
Barclays Global Inv ETF       464287200  $6843	 775    Sole None	Sole
Barclays Global Inv ETF       464287614  $7800	 367    Sole None	Sole
JC Penney and Co.   Common    708160106  $147581 5133   Sole None	Sole
Johnson and Johnson Common    478160104  $4231	 215   Sole  None	Sole
Juniper Networks    Common    48203R104  $8250	  215    Sole None	Sole
Janus Cap Group Inc Common    47102X105  $228925 3750  Sole None	 Sole
Coca Cola           Common    191216100  $82536	 4152  Sole None	Sole
Lib Media Series    Common    530718105  $365409 4001  Sole None	Sole
Lexar Media Inc.    Common    52886P104  $20680	 342   Sole None	Sole
Lab Corp of America Common    50540R409  $118380 4646  Sole None	Sole
Mattel Inc.         Common    577081102  $205305 3786  Sole None	Sole
McKesson hboc Inc.  Common    58155Q103  $122684 3692  Sole None	Sole
Office Depot Inc.   Common    676220106  $248080 4669  Sole None	Sole
Oracle Systems Corp Common    68389X105  $52627	 632   Sole None	Sole
Pfizer Inc.         Common    717081103  $115393 4045  Sole None	Sole
NASDAQ              Common    631100104  $10583	 379   Sole None	Sole
Charles Schwab Corp Common    808513105  $46269	 537   Sole None	Sole
Barclays Global     Common    464287457  $4490	 373   Sole None	Sole
Sandisk Corp.       Common    80004C101  $13266	 376   Sole None	Sole
Time Warner Inc.    Common    887317105  $238294 4018  Sole None	Sole
US Bancorp Del      Common    902973304  $45210	 1250  Sole None	Sole
Washington Mutual   Common    939322103  $98591	 4211  Sole None	Sole
Wells Fargo         Common    94976Y207  $102080 2760  Sole None	Sole
Xilinx Inc.         Common    983919101  $8850	 334   Sole None	Sole
Yum Brands          Common    988498101  $126405 4802  Sole None	Sole
Hdlanalysis.com     Common    2126104    $215000  0    Sole None	Sole